UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08560

                         GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO International Growth Fund, Inc. First Quarter Report — March 31, 2015
To Our Shareholders,	Caesar M. P. Bryan Portfolio Manager

For the quarter ended March 31, 2015, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. increased 6.1% compared with an increase of 4.9% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2015.

Comparative Results

Average Annual Returns through March 31, 2015 (a) (Unaudited)					Since Inception (6/30/95)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GIGRX)	6.07%	0.78%	6.35%	5.36%	6.86%
MSCI EAFE Index	4.88	(0.92)	6.16	4.95	5.21
Lipper International Large-Cap Growth Fund Classification	4.61	1.05	6.02	6.00	7.06
Lipper International Multi-Cap Growth Fund Classification	4.69	(0.17)	6.07	5.06	6.02
Class A (GAIGX)	6.05	0.72	6.36	5.40	6.95
With sales charge (b)	(0.04)	(5.07)	5.11	4.78	6.63
Class C (GCIGX)	5.86	(0.01)	5.56	4.59	6.24
With contingent deferred sales charge (c)	4.86	(1.01)	5.56	4.59	6.24
Class I (GIIGX)	6.38	1.56	6.75	5.62	6.99

In the current prospectuses dated April 30, 2015, the gross expense ratios for Class AAA, A, C, and I Shares are 2.19%, 2.19%, 2.94%, and 1.94%, respectively, and the net expense ratios in the current prospectuses for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.19%, 2.19%, 2.94%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)    Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Classification and the Lipper International Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)    Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)    Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.6%
	CONSUMER STAPLES — 23.8%
8,000	Associated British Foods plc	$333,864
9,000	British American Tobacco plc	466,054
7,000	Chr. Hansen Holding A/S	321,397
4,500	Danone SA	303,334
24,700	Diageo plc	682,565
4,000	FamilyMart Co. Ltd.	167,594
5,000	Heineken NV	381,632
4,000	Henkel AG & Co. KGaA	412,770
17,300	Japan Tobacco Inc.	546,937
4,000	Kameda Seika Co. Ltd.	162,639
2,500	L’Oreal SA	460,475
10,600	Nestlé SA	798,206
3,000	Pernod Ricard SA	354,724
15,000	Shiseido Co. Ltd.	266,101
24,000	Unicharm Corp.	628,320
7,472	Wesfarmers Ltd.	249,519

	TOTAL CONSUMER STAPLES	6,536,131

	CONSUMER DISCRETIONARY — 18.2%
8,100	Accor SA	422,382
450,000	China Travel International Investment Hong Kong Ltd.	146,533
3,000	Christian Dior SE	564,651
10,000	Compagnie Financiere Richemont SA	803,509
1,100	Fast Retailing Co. Ltd.	425,324
800	Hermes International	282,467
6,000	Honda Motor Co. Ltd.	195,858
9,000	Liberty Global plc, Cl. C†	448,290
6,500	Naspers Ltd., Cl. N	997,042
5,500	ProSiebenSat.1 Media AG	269,020
25,000	Rakuten Inc.	440,204

	TOTAL CONSUMER DISCRETIONARY	4,995,280

	HEALTH CARE — 13.9%
4,000	AstraZeneca plc	274,472
5,000	Bayer AG	748,076
9,300	Novartis AG	917,914
7,500	Novo Nordisk A/S, Cl. B	400,378
3,900	Roche Holding AG, Genusschein	1,071,689
23,400	Smith & Nephew plc	399,005

	TOTAL HEALTH CARE	3,811,534

	INDUSTRIALS — 13.5%
15,624	CNH Industrial NV	127,492
3,600	FANUC Corp.	785,930
12,700	Jardine Matheson Holdings Ltd.	802,529
18,000	Komatsu Ltd.	352,848
11,000	Nabtesco Corp.	317,781
8,300	Park24 Co. Ltd.	169,816
20,000	Rolls-Royce Holdings plc	282,078

Shares		Market Value
2,900	SMC Corp.	$863,515

	TOTAL INDUSTRIALS	3,701,989

	MATERIALS — 9.8%
8,850	Agnico Eagle Mines Ltd.	247,269
2,200	Air Liquide SA	283,225
13,110	BHP Billiton plc	287,702
100,000	Glencore plc	422,172
2,500	Randgold Resources Ltd., ADR	173,175
13,925	Rio Tinto plc	574,221
6,000	Shin-Etsu Chemical Co. Ltd.	391,729
900	Syngenta AG	305,756

	TOTAL MATERIALS	2,685,249

	FINANCIALS — 8.0%
225,000	China Minsheng Banking Corp. Ltd., Cl. H	274,384
20,000	CK Hutchison Holdings Ltd.	408,610
23,000	Kinnevik Investment AB, Cl. B	767,793
13,000	Prudential plc	322,599
9,200	Schroders plc	435,815

	TOTAL FINANCIALS	2,209,201

	INFORMATION TECHNOLOGY — 6.3%
1,800	Keyence Corp.	982,254
3,100	Murata Manufacturing Co. Ltd.	425,751
75,000	Yahoo! Japan Corp.	309,351

	TOTAL INFORMATION TECHNOLOGY	1,717,356

	TELECOMMUNICATION SERVICES — 2.1%
4,000	SoftBank Corp.	232,958
14,000	Vivendi SA	347,588

	TOTAL TELECOMMUNICATION SERVICES	580,546

	ENERGY — 2.0%
25,600	BP plc	165,943
3,400	Imperial Oil Ltd.	135,699
3,000	Schlumberger Ltd.	250,320

	TOTAL ENERGY	551,962

	BROADCASTING — 1.0%
19,000	Atresmedia Corp. de Medios de Comunicacion SA	287,419

	TOTAL COMMON STOCKS	27,076,667

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$ 395,000	U.S. Treasury Bills,
	0.060% to 0.110%††, 07/30/15 to 09/24/15	394,847

	TOTAL INVESTMENTS — 100.0%
	(Cost $18,847,636)	$27,471,514

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2015 (Unaudited)

Market Value
Aggregate tax cost	$18,847,791

Gross unrealized appreciation	$9,323,609
Gross unrealized depreciation	(699,886)

Net unrealized appreciation/depreciation	$8,623,723

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
Europe	56.8%	$15,612,149
Japan	27.9	7,664,910
Asia/Pacific	7.9	2,169,277
North America	3.8	1,028,136
South Africa	3.6	997,042

	100.0%	$27,471,514

See accompanying notes to schedule of investments.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 3/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	—	$ 6,536,131	$ 6,536,131
Consumer Discretionary	$ 448,290	4,546,990	4,995,280
Health Care	—	3,811,534	3,811,534
Industrials	127,492	3,574,497	3,701,989
Materials	420,444	2,264,805	2,685,249
Financials	—	2,209,201	2,209,201
Information Technology	—	1,717,356	1,717,356
Telecommunication Services	—	580,546	580,546
Energy	386,019	165,943	551,962
Broadcasting	—	287,419	287,419
Total Common Stocks	1,382,245	25,694,422	27,076,667
U.S. Government Obligations	—	394,847	394,847
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,382,245	$26,089,269	$27,471,514

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2015 or December 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

GAMCO International Growth Fund, Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Richard J. Walz
Chief Compliance Officer
Werner J. Roeder, MD
Former Medical Director,	DISTRIBUTOR
Lawrence Hospital	G.distributors, LLC

Anthonie C. van Ekris
Chairman,	CUSTODIAN, TRANSFER
BALMAC International, Inc.	AGENT, AND DIVIDEND
DISBURSING AGENT

Salvatore J. Zizza	State Street Bank and Trust
Chairman,	Company
Zizza & Associates Corp.
LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q115QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2015

* Print the name and title of each signing officer under his or her signature.